Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 1,516,330,000	$ 3,495,560,000	$ 97,470,000	$ 9,020,000	$ 8,250,000	$ 5,126,630,000